Share-Based Compensation Plan - Share Options (Details) shares in Thousands, share in Thousands	12 Months Ended
	Dec. 31, 2019 shares	Dec. 31, 2019 share	Dec. 31, 2019 $ / shares	Dec. 31, 2018 shares share $ / shares
Number of options
Number of share options outstanding, beginning balance (in shares)		4,865		0
Assumed on corporate acquisition (in shares) | shares				9,187
Forfeited/Expired (in shares)	(2,390)			(4,322)
Number of share options outstanding, ending balance (in shares)	2,475	2,475		4,865
Weighted average exercise price
Weighted average exercise price of share options outstanding in share-based payment arrangement at beginning of period (in cad per share)			$ 6.70	$ 0
Assumed on corporate acquisition (in cad per share)				6.63
Forfeited/Expired (in cad per share)			6.56	6.57
Weighted average exercise price of share options outstanding in share-based payment arrangement at end of period (in cad per share)			$ 6.83	$ 6.70